Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Schedule of Aggregated Summarized Financial Information for Equity Method's Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 258,473	$ 252,138	$ 219,126	$ 206,339
Other assets - current	20,490	4,626
Vessels and equipment and conversion costs	4,348,535	3,010,689
Other assets - non-current	82,341	35,005
Current portion of long-term debt	485,069	257,501
Long-term debt	2,878,805	2,151,095
Other liabilities - non-current	192,258	44,238
Revenues	1,229,413	1,019,539	930,739
Income from vessel operations	283,399	256,218	103,418
Realized and unrealized (losses) gains on derivative instruments	(73,704)	(143,703)	34,820
Net income	100,143	17,656	71,915
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	17,212	46,147
Other assets - current	18,846	13,541
Vessels and equipment and conversion costs	589,731	416,278
Other assets - non-current	5,385	10,639
Current portion of long-term debt	28,889	75,558
Other liabilities - current	18,514	37,776
Long-term debt	390,219	225,750
Other liabilities - non-current	34,978	35,976
Revenues	82,831	82,845	41,575
Income from vessel operations	37,351	35,273	17,132
Realized and unrealized (losses) gains on derivative instruments	(13,214)	(6,656)	1,426
Net income	$ 15,344	$ 20,682	$ 13,462